Finance income and finance costs	12 Months Ended
Dec. 31, 2021
Finance income and finance costs
Finance income and finance costs

11.        Finance income and finance costs

The following table shows the items of finance income and costs for the years ended December 31:

	2021	2020	2019
Interest SVB Loan Agreement (see note 21)	(712)	(95)	(483)
Foreign exchange differences	7,636	(6,693)	(175)
Interest on certificates of deposit with maturities of more than three months	0	186	602
Other finance income/finance costs - net	(415)	(45)	71
	6,509	(6,647)	15